Investments - Market value of investments listed in regulated stock markets (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Book value	€ 12,630	€ 12,092	€ 5,887
Joint ventures
Investments
Book value	€ 8,250	€ 7,065
Joint ventures | Var Energi ASA | Ordinary shares
Investments
Share price		€ 2.86287
Joint ventures | Saipem SpA
Investments
% of the investment in joint venture	31.20%	31.20%
Book value	€ 722	€ 645
Joint ventures | Saipem SpA | Ordinary shares
Investments
Number of shares held	662,476,192
% of the investment in joint venture	31.20%
Share price	€ 1.47
Market value of joint venture	€ 915
Book value	722
Associates
Investments
Book value	€ 4,327	€ 4,977
Associates | Var Energi ASA
Investments
% of the investment in associate	63.04%	63.08%
Book value	€ 447	€ 763
Associates | Var Energi ASA | Ordinary shares
Investments
Number of shares held		1,573,713,749
% of the investment in associate		63.04%
Market value of associate		€ 4,505
Book value		€ 447